Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Allowance for Doubtful Accounts

NOTE 4 — ALLOWANCE FOR DOUBTFUL ACCOUNTS

Changes in the allowance for doubtful accounts were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Beginning of period	$1.8	$1.3	$—	$2.8
Provision for doubtful accounts	1.4	0.8	1.3	0.1
Accounts written off	(0.6)	(0.3)	—	—

End of period	$2.6	$1.8	$1.3	$2.9

In accordance with ASC 805, “Business Combinations,” any risks associated with non-performance of counterparties are incorporated into the fair value estimate of the acquired accounts receivable. Accordingly, a separate allowance for doubtful accounts was not recorded in the purchase price allocation for the UCI Acquisition.